UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 1999

Check here if Amendment [    ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Creedon Capital Management, LLC
Address:       375 Park Avenue, Suite 2505
               New York, New York  10152


Form 13F File Number:  28-7674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Creedon
Title:    Managing Member
Phone:    (212) 980-4639

Signature, Place, and Date of Signing:

           /s/ Scott Creedon                  New York, New York       11/23/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       32

Form 13F Information Table Value Total:                   $   90,917
                                                              (thousands)


List of Other Included Managers:


None


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                                  Item 2:              Item 3:       Item 4:   Item 5:             Item 6:    Item 7:     Item 8:
   Item 1:                        Title of             CUSIP         Value     Shares or           Investment Other       Voting
Name of Issuer                    Class                Number        (x $1000) Prn Amt     SH/PRN  Discretion Managers    Authority


                                                                                                                 Sole   Shared  None

Adaptec Inc.                      SB NT CV 4.75% 04   00651FAC2          985    1,000,000     PRN      SOLE      1,000,000

Alternative Living Svcs Inc.      SB DB CV 5.25% 02   02145KAB3        1,182    1,665,000     PRN      SOLE      1,665,000

American Retirement Corp.         SB DB CV 5.75% 02   028913AA9        1,875    2,500,000     PRN      SOLE      2,500,000

Amkor Technology Inc.             SB NT CV 5.75% 03   031652AA8        5,940    4,500,000     PRN      SOLE      4,500,000

Brightpoint Inc.                  SB LYON ZERO 18     109473AC2        2,231    8,500,000     PRN      SOLE      8,500,000

California Microwave Inc.         Deb Conv 5.25% 03   130442AA4        4,771    3,895,000     PRN      SOLE      3,895,000

Carematrix Corp.                  SB NT CV 6.25% 04   141706AC5          520    1,000,000     PRN      SOLE      1,000,000

Cellstar Corp.                    SUB NT CONV 5% 02   150925AC9        1,095    1,500,000     PRN      SOLE      1,500,000

Checkpoint Sys. Inc.              SB DB CV 5.25% 05   162825AB9        1,580    1,216,600     PRN      SOLE      1,216,600

Cirrus Logic Corp.                SB NT CV  6% 03     172755AC4        4,180    5,500,000     PRN      SOLE      5,500,000

Danka Business Sys PLC            SUB NT CV 6.75% 02  236277AB5        1,600    2,000,000     PRN      SOLE      2,000,000

El Paso Energy Cap Tr I           PFD CV TR SECS      283678209          539       10,300     Prn      SOLE         10,300

HMT Technology Corp.              SB NT CV 5.75% 04   403917AD9        3,658    8,921,000     PRN      SOLE      8,921,000

Halter Marine Group Inc.          SR SB NTCV4 5% 04   40642YAC9        1,981    3,048,000     PRN      SOLE      3,048,000

Hutchinson Technology Inc.        SB NT CV 6% 05      448407AC0        1,140    1,000,000     PRN      SOLE      1,000,000

Ingram Micro Inc.                 SR DB CV ZERO 18    457153AA2        3,300   10,000,000     PRN      SOLE     10,000,000

Iomega Corp.                      SB NT CV 6.75% 01   462030AA5        1,125    1,250,000     PRN      SOLE      1,250,000

Lennar Corp.                      SR DB CV ZER0 18    526057AA2        2,551    6,500,000     PRN      SOLE      6,500,000

Level One Communications Inc.     Sub NT CONV 4% 04   527295AC3        7,411    3,005,000     PRN      SOLE      3,005,000

Mascotech Inc.                    SBDB CONV 4.5% 03   574670AB1          406      500,000     PRN      SOLE        500,000


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National Australia BK Ltd.        CAP UTS EXCH BL     632525309        9,756      350,000     PRN      SOLE        350,000

Nexstar Pharmaceuticals Inc.      SB DB CV 6.25% 04   65333BAC0        1,170      750,000     PRN      SOLE        750,000

Omnicare                          SUB DEB CV 5% 07    681904AD0        2,246    3,255,000     PRN      SOLE      3,255,000

Phycor Inc.                       SUB DB CV 4.5% 03   71940FAB6        4,463    6,114,000     PRN      SOLE      6,114,000

Pride International Inc.          SB DB CV ZRD 18     741932AB3          702      590,000     PRN      SOLE        590,000

Premiere Technologies Inc.        SB NT CV 5.75% 04   74058FAC6          870    1,500,000     PRN      SOLE      1,500,000

Read-Rite Corp.                   SUB NT CV 6.5% 04   755246AA3        2,472    5,620,000     PRN      SOLE      5,620,000

Silicon Graphics Inc.             SR NT CV 5.25% 04   827056AC6        6,320    8,000,000     PRN      SOLE      8,000,000

ST Microelectronics N.V.          SUB LYON ZERO 08    861012AA0        4,062    5,000,000     PRN      SOLE      5,000,000

Sunrise Assisted Living Inc.      SUB NT CV 5.5% 02   86768KACO        1,448    1,500,000     PRN      SOLE      1,500,000

Tower Automotive Inc.             SB NT CV 5% 04      891707AE1          950    1,000,000     PRN      SOLE      1,000,000

Western Digital Corp.             SB DB CV ZERO 18    958102AH8        8,388   52,424,000     PRN      SOLE     52,424,000



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